Notes to the Profit or Loss Statement (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Revenue

in 000' €	2022	2021	2020
Product Sales, Net	84,899	66,861	22,983
Royalties	99,871	65,576	42,467
License Fees	56,389	43	236,094
Milestone Payments	3,216	19,952	4,825
Service Fees	19,365	19,726	21,329
Other	14,527	7,454	0
Licenses, Milestones and Other	93,497	47,175	262,248
Total	278,267	179,612	327,698

Summary of Regional Distribution of Revenue
The following overview shows the Group’s regional distribution of revenue on the basis of the customer location:

in 000' €	2022	2021	2020
Germany	0	0	0
Europe and Asia	29,336	23,328	8,640
USA and Canada	248,931	156,284	319,058
Total	278,267	179,612	327,698

Summary of Satisfaction of Performance Obligations
The following overview shows the timing of the satisfaction of performance obligations:

in 000' €	2022	2021	2020
At a Point in Time	278,195	179,569	327,438
Over Time	72	43	260
Total	278,267	179,612	327,698
Of the total revenues generated in 2022, a total of € 103.1 million were recognized from performance obligations that were fulfilled in previous periods and related to milestone payments and royalties (2021: € 85.5 million; 2020: € 47.1 million).

Summary of Cost of Sales
Cost of sales consisted of the following:

in 000' €	2022	2021	2020
Expensed Acquisition or Production Cost of Inventories	28,765	12,618	5,564
Personnel Expenses	9,530	11,630	11,054
Impairment (+) and Reversals of Impairment (-) on Inventories	—	0	(9,933)
Impairment, Amortization and Other Costs of Intangible Assets	9,785	7,409	2,251
External Services	31	289	128
Depreciation and Other Costs for Infrastructure	404	221	98
Other Costs	105	28	12
Total	48,620	32,195	9,174

Summary of Research and Development Expenses
Research and development expenses consisted of the following:

in 000' €	2022	2021	2020
Personnel Expenses	64,952	65,941	32,331
Impairment (+) and Reversals of Impairment (-) on Inventories	0	0	(3,338)
Consumable Supplies	3,817	4,055	3,239
Impairment, Amortization and Other Costs of Intangible Assets	14,799	7,859	18,144
External Services	198,054	131,467	77,827
Depreciation and Other Costs for Infrastructure	10,779	11,773	8,669
Other Costs	5,411	4,116	2,498
Total	297,812	225,211	139,370

Summary of Selling Expenses
Selling expenses consisted of the following:

in 000' €	2022	2021	2020
Personnel Expenses	48,562	63,517	52,823
Consumable Supplies	49	86	125
Amortization of Intangible Assets	162	138	8
External Services	35,826	51,265	50,727
Depreciation and Other Costs for Infrastructure	1,523	870	700
Other Costs	6,280	5,667	3,360
Total	92,402	121,543	107,743

Summary of General and Administrative Expenses
General and administrative expenses consisted of the following:

in 000' €	2022	2021	2020
Personnel Expenses	32,454	32,589	29,892
Consumable Supplies	115	88	565
Amortization of Intangible Assets	1,213	596	55
External Services	18,595	35,892	15,557
Depreciation and Other Costs for Infrastructure	5,002	6,885	4,084
Other Costs	2,765	2,242	1,250
Total	60,144	78,292	51,403

Summary of Personnel Expenses
Personnel expenses consisted of the following:

in 000' €	2022	2021	2020
Wages and Salaries	136,673	158,094	107,841
Social Security Contributions	12,778	11,191	8,043
Share-based Payment Expense	3,681	2,585	8,955
Other	2,366	1,807	1,261
Total	155,498	173,677	126,100

Summary of Average Number of Employees
The following average number of employees were employed in the various functions in recent fiscal years.

	2022	2021	2020
Production	7	7	0
Research and Development	438	440	329
Selling	72	108	124
General and Administrative	130	123	111
Total	647	678	564
At December 31, 2022 the number of employees amounted to 629 (December 31, 2021: 732; December 31, 2020: 615).

Summary of Other Income and Expenses, Finance Income and Expenses
The other income is shown in the following overview.

in 000' €	2022	2021	2020
Gain from Deconsolidation of Lanthio Entities	0	0	379
Gain on Foreign Exchange	11,426	7,640	13,656
Grant Income	0	5	61
Income from Other Items	539	545	489
Other Income	11,965	8,190	14,585
The other expenses are shown in the following overview.

in 000' €	2022	2021	2020
Loss on Foreign Exchange	(15,030)	(5,944)	(4,581)
Expenses from Other Items	(554)	(425)	(594)
Other Expenses	(15,584)	(6,369)	(5,175)
The finance income is shown in the following overview.

in 000' €	2022	2021	2020
Foreign Exchange Gains	14,260	18,782	7,160
Gains from Measurement at Fair Value	7,596	15,231	83,654
Income from Carrying Amount Adjustments of Financial Liabilities at Amortized cost	385,592	61,876	0
Interest Income	4,618	723	1,233
Finance Income	412,066	96,612	92,047
The finance expenses are shown in the following overview.

in 000' €	2022	2021	2020
Foreign Exchange Losses	(45,645)	(46,297)	(31,694)
Losses from Measurement at Fair Value	(545)	(4,247)	(19,313)
Effective Interest Expenses from Financial Liabilities at Amortized Cost	(112,717)	(62,252)	(17,783)
Expenses from Carrying Amount Adjustments of Financial Liabilities at Amortized cost	(2,917)	(64,846)	(24,565)
Other Interest Expenses	(2,752)	(2,415)	(1,021)
Interest Expenses on Lease Liabilities	(1,051)	(1,157)	(1,174)
Bank Fees	(271)	(242)	(664)
Finance Expenses	(165.898)	(181.456)	(96.214)

Summary of Income Taxes and Benefits

in 000' €	2022	2021	2020
Current Tax Benefit / (Expense) (Thereof Regarding Prior Years: kEUR (577); 2021: kEUR 96; 2020: kEUR 66)	(577)	1,172	(67,073)
Deferred Tax Benefit / (Expenses)	(168,001)	75,419	142,472
Total Income Tax Benefit / (Expenses)	(168,579)	76,591	75,399

Summary of Reconciliation of Expected Income Tax Expense with Actual Income Tax Expense

in 000' €	2022	2021	2020
Earnings Before Income Taxes	17,520	(591,051)	22,492
Expected Tax Rate	26.675%	26.675%	26.675%
Expected Income Tax	(4,674)	157,663	(6,000)
Tax Effects Resulting from:
Premium from Capital Increase by Incyte	0	0	14,182
Share-based Payment	(358)	(547)	(1,823)
Permanent Differences	0	(58,971)	4,991
Non-Tax-Deductible Items	(574)	(1,992)	(9,718)
Derecognition of Deferred Tax Assets on Temporary Differences	(112,354)	(8,117)	0
Derecognition of Deferred Tax Assets on Tax Losses	(45,953)	(7,817)	0
Recognition of Deferred Tax Assets on Prior Year Temporary Differences	0	0	6,548
Effect from Utilization of Loss Carryforwards for which no Deferred Tax Assets were recognized	0	0	66,472
Tax Rate Differences to Local Tax Rates	(4,617)	(3,721)	140
Effect of Tax Rate Changes	0	0	0
Prior Year Taxes	0	96	0
Other Effects	(49)	(3)	607
Actual Income Tax	(168,579)	76,591	75,399
Effective Tax Rate	962.2%	13.0%	(335.2)%

Summary Of Detailed Information About In Limited Unlimited Carry Forward Tax Losses

in 000' €	Carry-Forward of Tax Losses
Tax Losses from Prior Years	724,749
Tax Losses from Current Year	20,129
Foreign Currency Translation Differences	35,419
Total Tax Losses as of December 31, 2022	780,297
Expected Deferred Tax Assets on Total Tax Losses	189,902
Derecognition of Deferred Tax Assets on Tax Losses	(45,953)
Deferred Tax Assets on Tax Losses	143,949

Schedule of Deferred Tax Assets and Deferred Tax Liabilities
Deferred tax assets and deferred tax liabilities consisted of the following:

in 000’s €, as of December 31	Deferred Tax Asset 2022	Deferred Tax Asset 2021	Deferred Tax Liability 2022	Deferred Tax Liability 2021
Financial Assets /Liabilities from Collaborations	0	137,184	0	531
Financial Liabilities from Future Payments to Royalty Pharma	47,465	43,611	0	2,092
Bonds	0	507	8,897	11,260
Leases	0	802	1,849	976
Intangible Assets	12,808	6,549	195,826	195,371
Inventories	0	2,255	0	0
Receivables and Other Assets	0	890	2,562	1,988
Property, Plant and Equipment	0	0	239	108
Provisions	0	5,880	0	0
Other Liabilities	0	0	1,355	0
Tax Losses	143,949	179,128	0	0
Offsetting	(204,222)	(190,261)	(204,222)	(190,261)
Total	0	186,545	6,506	22,065

Schedule of Changes in Deferred Taxes	After netting the deferred tax liabilities are of a non-current nature.

	Changes in Deferred Taxes in 2022
in 000' €	Income / (Expense)	Direct Recognition in Equity
Financial Assets /Liabilities from Collaborations	(136,653)	0
Financial Liabilities from Future Payments to Royalty Pharma	5,946	0
Bonds	1,856	0
Leases	(1,675)	0
Intangible Assets	5,804	0
Inventories	(2,255)	0
Receivables and Other Assets	(1,464)	0
Property, Plant and Equipment	(131)	0
Provisions	(5,880)	0
Other Liabilities	(1,355)	0
Tax Losses	(35,179)	0
Foreign Currency Translation Differences	2,985	0
Total	(168,001)	0

Summary of Earnings per Share
The following table shows the reconciliation of basic earnings per share to diluted earnings per share (in €, except for disclosures in shares).

	2022	2021	2020
Numerator (in €)
Consolidated Net Profit / (Loss) - used in calculating Basic Earnings per Share	(151,058,190)	(514,460,016)	97,890,576
Interest in connection with Dilutive Shares	0	0	654,487
Profit used in calculating Diluted Earnings per Share	(151,058,190)	(514,460,016)	98,545,063
Denominator (in Shares)
Weighted average Ordinary Shares Used in Calculating Basic Earnings per Share	34,155,650	33,401,069	32,525,644
Dilutive Shares	0	0	642,208
Weighted average Ordinary Shares and potential Ordinary Shares Used in Calculating Diluted Earnings per Share	34,155,650	33,401,069	33,167,852
Earnings per Share (in €)
Basic	(4.42)	(15.40)	3.01
Diluted	(4.42)	(15.40)	2.97